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                                 MONTEAGLE FUNDS

                                                                 FILED VIA EDGAR
                                                                 ---------------

January 8, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Monteagle Funds
      File Nos. 811-08529, 333-41461
      Post-Effective Amendment No. 31


Ladies and Gentlemen:

      On behalf of Monteagle Funds (the "Registrant"), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 31 (the "Amendment") to Registrant's registration statement on Form N-1A.

      The Amendment, which is being filed pursuant to Rule 485 (a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of Registrant, the Monteagle Informed Investor Growth Fund.

      Please direct any comments or questions to the undersigned at (513) 587-3418.


Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary